Lease	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Lease

6. Lease

For the six months ended June 30, 2025, 2024 and 2023, the Group subsisted of the following non-cancellable lease arrangements.

Description of lease	Lease term
Office premise at 33/F of Sunshine Plaza, Hong Kong	1-year fixed term lease from January 1, 2023 to December 31, 2023 1-year fixed term lease from January 1, 2024 to December 31, 2024 1-year fixed term lease from January 1, 2025 to December 31, 2025
Warehouse at Unit 1209 of Riley House, Hong Kong	1-year fixed term lease from January 1, 2023 to December 31, 2023

ASC 842-20 defines a short-term lease as a lease whose lease term, at commencement, is 12 months or less and that does not include a purchase option whose exercise is reasonably certain. The lease terms of the lease arrangements during the six months ended June 30, 2025, 2024 and 2023 were 1-year fixed terms without renewal or purchase options. These leases meet the definition of short-term leases. Pursuant to ASC 842, the Group elects not to recognize these leases on its balance sheet. Accordingly, this results in the recognition of the Group’s lease payments on a straight-line basis over the lease terms in a manner similar to how operating leases were accounted for under ASC 840. For the six months ended June 30, 2025, 2024 and 2023, the short-term lease expenses were $38,503, $38,368 and $59,316, respectively. The lease commitments as of June 30, 2025 and December 31, 2024 were $38,503 and $nil, respectively.